PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments

July 31, 2020

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — 98.9%
Arizona — 2.6%
Phoenix Civic Improvement Corp., Civic Plaza, Convertible CAB, OID, Series B, 5.50%, 07/01/31, (NATL-RE Insured)	5,000,000	7,096,400

California — 1.7%
Norwalk-La Mirada Unified School District GO, CAB, OID, Series B, 0.00%, 08/01/27, (AGM-CR, FGIC Insured)	5,000,000	4,666,500

Hawaii — 92.1%
Hawaii County GO, Series A, Callable 03/01/27 at 100, 5.00%, 09/01/31	5,045,000	6,374,862
Hawaii County GO, Series A, Callable 03/01/27 at 100, 5.00%, 09/01/34	4,775,000	5,964,405
Hawaii Housing Finance & Development Corp., Hale-Kewalo Apartments, Series A, Callable 08/28/20 at 100, 1.90%, 01/01/21, (GNMA Collateral Insured)	2,910,000	2,915,500
Hawaii Housing Finance & Development Corp., Multi-Family Housing, Iwilei Apartments, Series A, Callable 07/01/22 at 100, 3.75%, 01/01/31	3,120,000	3,265,704

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii Housing Finance & Development Corp., Series B, Callable 07/01/21 at 100, 3.88%, 07/01/25, (GNMA/FNMA/FHLMC Insured)	1,795,000	1,840,772
Hawaii State Airports System Revenue, AMT, Callable 07/01/21 at 100, 5.00%, 07/01/23	2,000,000	2,078,100
Hawaii State Airports System Revenue, AMT, OID, Callable 08/01/23 at 100, 5.00%, 08/01/28	400,000	440,272
Hawaii State Airports System Revenue, Series A, Callable 09/08/20 at 100, 5.25%, 07/01/23	1,000,000	1,003,520
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/28 at 100, 5.00%, 07/01/33	500,000	621,480
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/25 at 100, 5.00%, 07/01/41	4,000,000	4,565,000
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/28 at 100, 5.00%, 07/01/48	1,500,000	1,803,390
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, OID, 4.00%, 07/01/23	500,000	545,715

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2020

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, 3.10%, 05/01/26	3,500,000	3,771,145
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, Callable 03/01/27 at 100, 4.00%, 03/01/37	1,515,000	1,658,228
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, Callable 10/01/24 at 100, 3.50%, 10/01/49	2,750,000	2,832,252
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, MWC, Refunding, Callable 07/01/29 at 100, 3.20%, 07/01/39	5,475,000	5,769,281
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Projects, Refunding, 4.00%, 01/01/30	225,000	252,142
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Projects, Refunding, Callable 01/01/30 at 100, 4.00%, 01/01/31	250,000	277,832

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance, Hawaii Pacific Health Obligation, Callable 07/01/23 at 100, 5.00%, 07/01/26	1,330,000	1,480,995
Hawaii State Department of Budget & Finance, Series A, Queens Health System, Callable 07/01/25 at 100, 5.00%, 07/01/35	10,000,000	11,505,400
Hawaii State Department of Budget & Finance, Special Purpose Revenue, Kahala Nui, Callable 11/15/22 at 100, 5.00%, 11/15/27	1,790,000	1,952,532
Hawaii State Department of Budget & Finance, Special Purpose Revenue, Kahala Nui, Callable 11/15/22 at 100, 5.13%, 11/15/32	550,000	596,145
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, 5.00%, 04/01/21	1,370,000	1,413,141
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, 5.00%, 04/01/24	500,000	584,355
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 04/01/27 at 100, 5.00%, 04/01/28	945,000	1,203,032

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2020

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 04/01/27 at 100, 5.00%, 04/01/32	335,000	419,360
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, Callable 11/01/27 at 100, 5.00%, 11/01/28	1,170,000	1,518,449
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, Callable 11/01/27 at 100, 5.00%, 11/01/30	800,000	1,029,304
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, Callable 11/01/27 at 100, 5.00%, 11/01/31	815,000	1,040,062
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/22	155,000	164,883
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/25	895,000	952,065
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/27	1,155,000	1,228,643
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/27	1,120,000	1,191,411

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/30	805,000	856,327
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/31	1,730,000	1,840,305
Hawaii State GO, Series DZ, Unrefunded portion, Callable 12/01/21 at 100, 5.00%, 12/01/29	300,000	319,128
Hawaii State GO, Series DZ, Unrefunded portion, Callable 12/01/21 at 100, 5.00%, 12/01/30	1,235,000	1,313,744
Hawaii State GO, Series DZ, Unrefunded portion, Callable 12/01/21 at 100, 5.00%, 12/01/31	1,095,000	1,164,817
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/24	55,000	60,967
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/26	90,000	99,765
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/27	1,000,000	1,108,500
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/27	90,000	99,765
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/28	740,000	820,290

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2020

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/28	20,000	22,170
Hawaii State GO, Series EE, Unrefunded portion, Callable 11/01/22 at 100, 5.00%, 11/01/24	100,000	110,850
Hawaii State GO, Series EE, Unrefunded portion, Callable 11/01/22 at 100, 5.00%, 11/01/26	1,365,000	1,513,102
Hawaii State GO, Series EE, Unrefunded portion, Callable 11/01/22 at 100, 5.00%, 11/01/27	345,000	382,432
Hawaii State GO, Series EE, Unrefunded portion, Callable 11/01/22 at 100, 5.00%, 11/01/28	340,000	376,890
Hawaii State GO, Series EH, Prerefunded 08/01/23 at 100, 5.00%, 08/01/24	305,000	347,465
Hawaii State GO, Series EH, Prerefunded, ETM, 5.00%, 08/01/23	445,000	506,957
Hawaii State GO, Series EH, Prerefunded, ETM, 5.00%, 08/01/23	120,000	136,708
Hawaii State GO, Series EH, Unrefunded portion, 5.00%, 08/01/23	345,000	394,332
Hawaii State GO, Series EH, Unrefunded portion, Callable 08/01/23 at 100, 5.00%, 08/01/24	895,000	1,021,821

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EL, 5.00%, 08/01/23	1,000,000	1,142,990
Hawaii State GO, Series EO, Callable 08/01/24 at 100, 5.00%, 08/01/32	1,285,000	1,499,942
Hawaii State GO, Series EO, Prerefunded 08/01/24 at 100, 5.00%, 08/01/26	140,000	166,457
Hawaii State GO, Series EO, Unrefunded portion, Callable 08/01/24 at 100, 5.00%, 08/01/26	2,660,000	3,145,264
Hawaii State GO, Series EP, 5.00%, 08/01/24	1,000,000	1,187,690
Hawaii State GO, Series EY, Callable 10/01/25 at 100, 5.00%, 10/01/27	3,040,000	3,731,843
Hawaii State GO, Series EZ, 5.00%, 10/01/21	340,000	359,037
Hawaii State GO, Series FB, 5.00%, 04/01/25	5,000,000	6,066,750
Hawaii State GO, Series FB, Callable 04/01/26 at 100, 4.00%, 04/01/29	2,000,000	2,360,780
Hawaii State GO, Series FG, Callable 10/01/26 at 100, 5.00%, 10/01/30	10,000,000	12,511,500
Hawaii State GO, Series FG, Callable 10/01/26 at 100, 4.00%, 10/01/35	1,000,000	1,160,800
Hawaii State GO, Series FK, Callable 05/01/27 at 100, 5.00%, 05/01/33	2,500,000	3,157,750

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2020

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series FK, Callable 05/01/27 at 100, 4.00%, 05/01/37	2,000,000	2,326,140
Hawaii State GO, Series FN, 5.00%, 10/01/26	2,500,000	3,176,050
Hawaii State GO, Series FT, Callable 01/01/28 at 100, 5.00%, 01/01/38	1,950,000	2,469,344
Hawaii State GO, Series FT, Callable 01/01/28 at 100, 5.00%, 01/01/36	4,000,000	5,093,920
Hawaii State GO, Series FW, Callable 01/01/29 at 100, 4.00%, 01/01/34	2,000,000	2,430,000
Hawaii State Harbor System Revenue, OID, Series A, Callable 09/08/20 at 100, 4.75%, 07/01/24	220,000	220,739
Hawaii State Harbor System Revenue, OID, Series A, Callable 09/08/20 at 100, 5.63%, 07/01/40	4,125,000	4,137,581
Hawaii State Highway Fund Revenue, Series A, Callable 07/01/24 at 100, 5.00%, 01/01/31	1,085,000	1,266,586
Hawaii State Highway Fund Revenue, Series A, Callable 01/01/29 at 100, 5.00%, 01/01/37	3,500,000	4,532,115
Hawaii State Highway Fund Revenue, Series A, Prerefunded 01/01/22 at 100, 5.00%, 01/01/27	5,490,000	5,862,002

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Highway Fund Revenue, Series A, Prerefunded 01/01/22 at 100, 5.00%, 01/01/28	1,120,000	1,195,891
Hawaii State Highway Fund Revenue, Series B, Callable 07/01/26 at 100, 5.00%, 01/01/29	5,000,000	6,229,900
Honolulu City & County Board of Water Supply System Revenue, Refunding, Series A, Callable 07/01/24 at 100, 5.00%, 07/01/25	1,500,000	1,763,115
Honolulu City & County Board of Water Supply System Revenue, Refunding, Series A, Callable 07/01/22 at 100, 5.00%, 07/01/25	250,000	272,895
Honolulu City & County Board of Water Supply System Revenue, Refunding, Series A, Callable 07/01/22 at 100, 5.00%, 07/01/26	3,125,000	3,411,188
Honolulu City & County Board of Water Supply System Revenue, Refunding, Series A, Callable 07/01/24 at 100, 5.00%, 07/01/27	850,000	994,772
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/30 at 100, 4.00%, 07/01/35	1,770,000	2,182,782

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2020

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/25	1,355,000	1,502,018
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/26	1,000,000	1,108,500
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/31	2,175,000	2,637,840
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/31	450,000	498,825
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/32	1,970,000	2,183,745
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/35	3,000,000	3,604,710
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/37	1,000,000	1,195,450
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/38	1,040,000	1,240,959

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/39	1,000,000	1,191,580
Honolulu City & County GO, Series A, Callable 09/01/27 at 100, 5.00%, 09/01/41	1,235,000	1,537,081
Honolulu City & County GO, Series A, ETM, 5.00%, 11/01/22	2,000,000	2,217,000
Honolulu City & County GO, Series A, Refunding, Callable 11/01/22 at 100, 4.00%, 11/01/37	1,000,000	1,062,390
Honolulu City & County GO, Series B, Callable 11/01/22 at 100, 5.00%, 11/01/23	2,050,000	2,267,259
Honolulu City & County GO, Series B, Callable 12/01/20 at 100, 5.00%, 12/01/25	280,000	284,466
Honolulu City & County GO, Series B, Refunding, 5.00%, 10/01/22	1,000,000	1,102,990
Honolulu City & County GO, Series B, Refunding, 5.00%, 10/01/25	2,300,000	2,836,636
Honolulu City & County GO, Series B, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/26	500,000	614,935

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2020

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series B, Refunding, Honolulu Rail Transit Project, 4.00%, 09/01/26	1,215,000	1,467,210
Honolulu City & County GO, Series C, Callable 08/01/29 at 100, 4.00%, 08/01/36	1,400,000	1,710,352
Honolulu City & County GO, Series C, Callable 08/01/29 at 100, 4.00%, 08/01/43	2,000,000	2,378,920
Honolulu City & County GO, Series C, Callable 07/01/30 at 100, 5.00%, 07/01/45	500,000	656,260
Honolulu City & County GO, Series C, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/27	2,000,000	2,450,580
Honolulu City & County GO, Series C, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/29	4,115,000	5,023,304
Honolulu City & County GO, Series E, Refunding, Callable 09/01/27 at 100, 5.00%, 09/01/30	1,500,000	1,933,755
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Series A, Callable 07/01/29 at 100, 4.00%, 07/01/34	2,095,000	2,597,255

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, Refunding, Junior Series A, Callable 07/01/25 at 100, 5.00%, 07/01/30	4,000,000	4,822,720
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/26	1,000,000	1,220,270
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/27	325,000	395,002
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series A, Callable 07/01/25 at 100, 5.00%, 07/01/29	395,000	478,369
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series A, Callable 01/01/28 at 100, 5.00%, 07/01/36	2,000,000	2,550,720
Honolulu City & County Wastewater System Revenue, Senior Series B, Refunding, Callable 07/01/26 at 100, 5.00%, 07/01/35	125,000	153,072
Kauai County GO, 5.00%, 08/01/23	395,000	450,588

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2020

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Kauai County GO, 5.00%, 08/01/27	250,000	324,220
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 08/01/31	250,000	319,130
Kauai County GO, Callable 08/01/27 at 100, 4.00%, 08/01/33	270,000	317,004
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 08/01/42	775,000	957,962
Kauai County GO, OID, Series A, Callable 08/01/21 at 100, 3.25%, 08/01/23	1,195,000	1,231,412
Kauai County GO, OID, Series A, Callable 08/01/22 at 100, 3.13%, 08/01/27	1,300,000	1,364,896
Kauai County GO, Series A, Refunding, 5.00%, 08/01/22	400,000	438,312
Maui County GO, Refunding, 5.00%, 06/01/21	150,000	155,984
Maui County GO, Refunding, 5.00%, 06/01/23	300,000	340,347
Maui County GO, Refunding, 5.00%, 09/01/28	975,000	1,303,166
Maui County GO, Refunding, Callable 09/01/28 at 100, 4.00%, 09/01/31	5,305,000	6,528,864
Maui County GO, Refunding,
Callable 09/01/25 at 100, 3.00%, 09/01/32	195,000	210,148
University of Hawaii Revenue, Series B, Refunding, 4.00%, 10/01/24	165,000	189,004

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
University of Hawaii Revenue, Series B, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/35	1,000,000	1,185,300
University of Hawaii Revenue, Series E, Refunding, 5.00%, 10/01/24	3,000,000	3,559,830
University of Hawaii Revenue, Series E, Refunding, Callable 10/01/26 at 100, 5.00%, 10/01/31	1,000,000	1,236,660
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/01/36	3,000,000	3,749,820
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/01/37	2,000,000	2,493,640

		250,091,995

Illinois — 0.8%
Illinois Municipal Electric Agency Power Supply Revenue, Series C, 5.25%, 02/01/21, (NATL-RE Insured)	2,000,000	2,047,900

Texas — 1.7%
Galveston County GO, CAB, OID, Series RD, 0.00%, 02/01/24, (NATL-RE Insured)	2,630,000	2,583,975

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Concluded)

July 31, 2020

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Houston Combined Utility System Revenue, Unrefunded Balance CAB, OID, Junior Series A, 0.00%, 12/01/27, (AGM Insured)	2,000,000	1,863,640
		4,447,615
TOTAL MUNICIPAL BONDS (Cost $248,045,482) .		268,350,410

	Shares

REGISTERED INVESTMENT COMPANY — 0.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.07%(a)	1,768,184	1,768,184

TOTAL REGISTERED INVESTMENT COMPANY (Cost $1,768,184)		1,768,184

TOTAL INVESTMENTS - 99.5% (Cost $249,813,666)		270,118,594
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		1,340,105

NET ASSETS - 100.0%		$271,458,699

(a)	Rate periodically changes. Rate disclosed is the 7-day yield at July 31, 2020.

Portfolio holdings are subject to change at any time.

AGM	Assured Guaranty Municipal Corp.
AGM-CR	Assured Guaranty Municipal Corp.
Custodial Receipts
AMT	Alternative Minimum Tax
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage
Association
GO	General Obligation
MWC	Make Whole Callable
NATL-RE	National Reinsurance Corp.
OID	Original Issue Discount

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments

July 31, 2020

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — 98.6%
Arizona — 1.8%
TempeCityExciseTax
Revenue, Series A, Callable 07/01/21 at 100, 5.00%, 07/01/22	900,000	939,942
Hawaii — 94.3%
Hawaii County GO, Series A,
Callable 03/01/26 at 100, 5.00%, 09/01/26	200,000	249,798
Hawaii County GO, Series D, Refunding, 4.00%, 09/01/26	500,000	603,790
Hawaii Housing Finance & Development Corp., Hale-Kewalo Apartments, Series A, Callable 08/28/20 at 100, 1.90%, 01/01/21, (GNMA Collateral Insured)	2,175,000	2,179,111
Hawaii State Airports System Revenue, AMT, Callable 08/01/23 at 100, 5.00%, 08/01/27	260,000	286,577
Hawaii State Airports System Revenue, Refunding, AMT, 5.00%, 07/01/21	2,000,000	2,080,520
Hawaii State Airports System Revenue, Refunding, AMT, Callable 07/01/21 at 100, 5.00%, 07/01/22	500,000	519,525
Hawaii State Airports System Revenue, Refunding, AMT, OID, Callable 07/01/21 at 100, 4.13%, 07/01/24	500,000	514,875

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, Series A, Callable 09/08/20 at 100, 5.25%, 07/01/21	500,000	501,835
Hawaii State Airports System Revenue, Series B, 5.00%, 07/01/27	1,010,000	1,286,528
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, 3.25%, 01/01/25	500,000	536,200
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, 3.10%, 05/01/26	2,610,000	2,812,197
Hawaii State Department of Budget & Finance, Pacific Health Obligation, 5.00%, 07/01/22	320,000	345,590
Hawaii State Department of Budget & Finance, Pacific Health Obligation, 5.00%, 07/01/22	220,000	237,593
Hawaii State Department of
Budget & Finance, Pacific Health Obligation, Callable 07/01/23 at 100, 5.00%, 07/01/26	200,000	222,706
Hawaii State Department of Budget & Finance, Series A, Queens Health System, 5.00%, 07/01/21	120,000	124,573

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2020

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance, Series A, Queens Health System, 5.00%, 07/01/22	240,000	259,193
Hawaii State Department of Budget & Finance, Series A, Queens Health System, 5.00%, 07/01/24	525,000	608,890
Hawaii State Department of Budget & Finance, Series A, Queens Health System, 5.00%, 07/01/25	510,000	605,676
Hawaii State Department of Budget & Finance, Series A, Queens Health System, Callable 07/01/25 at 100, 5.00%, 07/01/27	300,000	353,190
Hawaii State GO, Series DZ, Prerefunded, Callable 12/01/21 at 100, 5.00%, 12/01/22	290,000	308,490
Hawaii State GO, Series DZ, Prerefunded, Callable 12/01/21 at 100, 5.00%, 12/01/23	190,000	202,114
Hawaii State GO, Series DZ, Prerefunded, Callable 12/01/21 at 100, 5.00%, 12/01/30	1,110,000	1,180,774
Hawaii State GO, Series DZ, Unrefunded portion, Callable 12/01/21 at 100, 5.00%, 12/01/31	360,000	382,954

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EA, Refunding, Callable 12/01/21 at 100, 5.00%, 12/01/23	1,070,000	1,137,421
Hawaii State GO, Series EE, ETM, 4.00%, 11/01/22	1,315,000	1,428,261
Hawaii State GO, Series EE, Prerefunded, Callable 11/01/22 at 100, 5.00%, 11/01/24	45,000	49,883
Hawaii State GO, Series EE, Prerefunded, Callable 11/01/22 at 100, 5.00%, 11/01/24	25,000	27,712
Hawaii State GO, Series EE, Prerefunded, Callable 11/01/22 at 100, 5.00%, 11/01/27	760,000	842,460
Hawaii State GO, Series EF, Refunding, Callable 11/01/22 at 100, 5.00%, 11/01/23	100,000	110,717
Hawaii State GO, Series EF, Refunding, Callable 11/01/22 at 100, 5.00%, 11/01/24	1,080,000	1,194,199
Hawaii State GO, Series EH, Prerefunded, Callable 08/01/23 at 100, 5.00%, 08/01/24	270,000	307,592

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2020

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EH, Unrefunded, Callable 08/01/23 at 100, 5.00%, 08/01/24	830,000	947,611
Hawaii State GO, Series EP, Refunding, 5.00%, 08/01/22	1,140,000	1,249,429
Hawaii State GO, Series FG, 5.00%, 10/01/22	425,000	469,255
Hawaii State GO, Series FT, 3.00%, 01/01/23	1,000,000	1,067,310
Hawaii State GO, Series FW, 5.00%, 01/01/23	510,000	568,818
Hawaii State Harbor System Revenue, Refunding, AMT, Series B, Callable 09/08/20 at 100, 5.50%, 07/01/21	520,000	522,002
Hawaii State Harbor System Revenue, Series A, Callable 09/08/20 at 100, 5.00%, 07/01/24	600,000	602,100
Hawaii State Harbor System Revenue, Series A, OID, Callable 09/08/20 at 100, 4.50%, 07/01/22	60,000	60,196
Hawaii State Highway Fund Revenue, Series A, 4.00%, 01/01/24	500,000	561,910
Hawaii State Highway Fund Revenue, Series A, Callable 07/01/24 at 100, 5.00%, 01/01/25	555,000	657,098

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Highway Fund Revenue, Series A, Callable 01/01/22 at 100, 4.00%, 01/01/25	500,000	525,945
Hawaii State Highway Fund Revenue, Series A, Callable 01/01/22 at 100, 4.00%, 01/01/26	300,000	315,147
Honolulu City & County Board of Water Supply System Revenue, Refunding, Series A, 5.00%, 07/01/22	720,000	786,082
Honolulu City & County Board of Water Supply System Revenue, Refunding, Series A, 5.00%, 07/01/23	515,000	585,478
Honolulu City & County Board of Water Supply System Revenue, Refunding, Series A, Callable 07/01/24 at 100, 5.00%, 07/01/26	125,000	146,501
Honolulu City & County Board of Water Supply System Revenue, Refunding, Series A, Callable 07/01/24 at 100, 5.00%, 07/01/27	245,000	286,728
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/24	500,000	589,835
Honolulu City & County GO, Honolulu Rail Transit Project, Series A, 5.00%, 09/01/24	615,000	731,253

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2020

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Honolulu Rail Transit Project, Series B, Refunding, 3.00%, 09/01/21	900,000	927,441
Honolulu City & County GO, Honolulu Rail Transit Project, Series B, Refunding, 5.00%, 09/01/22	500,000	549,520
Honolulu City & County GO, Honolulu Rail Transit Project, Series B, Refunding, 5.00%, 03/01/25	1,000,000	1,209,920
Honolulu City & County GO, Series A, OID, Prerefunded, Callable 08/01/21 at 100, 4.00%, 08/01/29	20,000	20,767
Honolulu City & County GO, Series A, Prerefunded, Callable 08/01/21 at 100, 5.00%, 08/01/26	715,000	749,499
Honolulu City & County GO, Series B, 5.00%, 09/01/22	1,000,000	1,099,040
Honolulu City & County GO, Series C, 4.00%, 08/01/22	800,000	859,896
Honolulu City & County GO, Series C, 4.00%, 07/01/23	500,000	554,365
Honolulu City & County GO, Series C, 4.00%, 08/01/23	1,235,000	1,373,209
Honolulu City & County GO, Series C, 4.00%, 07/01/24	500,000	571,450

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO,
Series D, Refunding, 5.00%, 09/01/23	500,000	572,750
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Senior Series A, Prerefunded, Callable 07/01/22 at 100, 5.00%, 07/01/23	500,000	546,295
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Series A, 5.00%, 07/01/22	500,000	545,890
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Series A, 5.00%, 07/01/23	1,000,000	1,138,420
Honolulu City & County Wastewater System Revenue, Refunding, Junior Series A, 5.00%, 07/01/24	500,000	591,980
Honolulu City & County Wastewater System Revenue, Senior Series A, Prerefunded, Callable 07/01/21 at 100, 5.25%, 07/01/36	35,000	36,630
Kauai County GO, 3.00%, 08/01/20	305,000	305,000
Kauai County GO, Refunding, Series A, 4.00%, 08/01/20	70,000	70,000

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2020

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Kauai County GO, Refunding, Series A, 3.00%, 08/01/20	345,000	345,000
Maui County GO, Refunding, 5.00%, 06/01/21	725,000	753,920
Maui County GO, Refunding, 5.00%, 09/01/21	35,000	36,819
Maui County GO, Refunding, 5.00%, 09/01/23	1,000,000	1,146,170
University of Hawaii Revenue, Refunding, Series B, 4.00%, 10/01/23	525,000	584,939
University of Hawaii Revenue, Refunding, Series B, 4.00%, 10/01/24	505,000	578,467
University of Hawaii Revenue, Refunding, Series F, 5.00%, 10/01/21	500,000	527,935
		47,868,964
Texas — 2.5%
Houston Independent School District GO, Refunding, Callable 02/15/24 at 100, 4.00%, 02/15/25, (PSF-GTD)	600,000	677,490
Needville Independent School District GO, Refunding, 5.00%, 08/15/20, (PSF-GTD)	140,000	140,210

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Pflugerville Independent School District GO, Refunding, Callable 02/15/24 at 100, 5.00%, 02/15/26, (PSF-GTD)	400,000	466,308
		1,284,008
TOTAL MUNICIPAL BONDS (Cost $48,526,860)		50,092,914

	Shares

REGISTERED INVESTMENT COMPANY — 2.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.07%(a)	1,425,336	1,425,336
TOTAL REGISTERED INVESTMENT COMPANY (Cost $1,425,336)		1,425,336
TOTAL INVESTMENTS - 101.4% (Cost $49,952,196)		51,518,250
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4)%		(734,400)
NET ASSETS - 100.0%		$ 50,783,850

(a)	Rate periodically changes. Rate disclosed is the 7-day yield at July 31, 2020.

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Concluded)

July 31, 2020

(Unaudited)

Portfolio holdings are subject to change at any time.

AMT	Alternative Minimum Tax
ETM	Escrowed To Maturity
GNMA	Government National Mortgage
Association
GO	General Obligation
MWC	Make Whole Callable
OID	Original Issue Discount
PSF-GTD	Permanent School Fund Guaranteed

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments

July 31, 2020

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation – The Pacific Capital Tax-Free Securities Fund and the Pacific Capital Tax-Free Short Intermediate Securities Fund’s (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities;

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The fair value of a Fund’s bonds is generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2020

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2020, in valuing the Funds’ investments carried at fair value:

Funds	Total Value at 07/31/20	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Capital Tax-Free Securities Fund
Municipal Bonds	$268,350,410	$—	$268,350,410	$—
Registered Investment Company	1,768,184	1,768,184	—	—

Total	$270,118,594	$1,768,184	$268,350,410	$—

Pacific Capital Tax-Free Short Intermediate Securities Fund
Municipal Bonds	$50,092,914	$—	$50,092,914	$—
Registered Investment Company	1,425,336	1,425,336	—	—

Total	$51,518,250	$1,425,336	$50,092,914	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values a Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2020

(Unaudited)

period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds have an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

B. Federal Tax Cost

As of July 31, 2020 federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

	Tax Cost of Securities*	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Pacific Capital Tax-Free Securities Fund	$249,813,666	$20,338,966	$(34,038)	$20,304,928
Pacific Capital Tax-Free Short Intermediate Securities Fund	49,952,196	1,566,054	—	1,566,054

*

Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.